CONDENSED PARENT ONLY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED PARENT ONLY FINANCIAL STATEMENTS

21. CONDENSED PARENT ONLY FINANCIAL STATEMENTS

The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the subsidiaries of the Company exceed 25% of the consolidated net assets of the Company. The ability of the Company’s operating subsidiaries to pay dividends may be restricted due to the restriction of paid-in capital, additional paid-in capital and statutory surplus reserves of the Company under PRC laws and regulations.

The condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. Please refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these financial statements.

LOBO EV TECHNOLOGIES LTD

(Parent Company Only)

CONDENSED BALANCE SHEETS

(IN U.S. DOLLARS)

	As of
	December 31,
	2024	2023
Assets
Investment in subsidiaries	$9,321,708	$5,653,553
Total Assets	9,321,708	5,653,553

Liabilities and Shareholders’ Equity
Shareholders’ equity:
Common stock (par value of $0.001 per share, 50,000,000 authorized, 8,630,000 and 6,400,000 shares issued and outstanding, as of December 31, 2024 and 2023, respectively)	8,630	6,400
Subscription receivable	-	-
Additional paid-in capital	8,781,273	3,013,333
Retained earnings	1,109,567	3,011,610
Accumulated other comprehensive income	(577,762)	(377,790)
Statutory reserve	-	-
Equity attributable to LOBO EV Technologies LTD’s shareholders	$9,321,708	$5,653,553
Total shareholders’ equity	9,321,708	5,653,553
Total Liabilities and Shareholders’ Equity	9,321,708	5,653,553

LOBO EV TECHNOLOGIES LTD

(Parent Company Only)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(IN U.S. DOLLARS)

For the year ended December 31,
	2024	2023
Revenues	$-	$-
Cost of revenues	-	-
Gross Profit	-	-

Operating expenses
Selling and marketing expenses	-	-
General and administrative expenses	-	-
Research and development expenses	-	-
Total operating expenses	-	-

Operating income	-	-

Other expenses (income)
Interest expense (income)	-	-
Other (income) expense	-	-
Total other expenses, net	-	-
Income before income tax expense	-	-
Income tax expense	-	-
Equity income of subsidiaries	(812,836)	969,598
Net Income	$(812,836)	$969,598

Other comprehensive income (loss):
Foreign currency translation adjustments	(199,972)	(182,890)
Total comprehensive income	$(1,012,808)	$786,708

LOBO EV TECHNOLOGIES LTD

(Parent Company Only)

CONDENSED STATEMENTS OF CASH FLOWS

(IN U.S. DOLLARS)

	For the year ended December 31,
	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$(812,836)	$969,598
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries	812,836	(969,598)
Net cash provided by (used in) operating activities	-	-

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	-	-

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	-
CASH AND CASH EQUIVALENTS, beginning of period	-	-
CASH AND CASH EQUIVALENTS, end of period	$-	$-